Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	5,621,845
Proposed Maximum Offering Price per Unit	0.2644
Maximum Aggregate Offering Price	$ 1,486,415.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 205.27
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, no par value per share (the "Common Stock"), of Jones Soda Co. (the "Company"), which become issuable under the Jones Soda Co. 2022 Omnibus Equity Incentive Plan (the "2022 Plan") by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions. Represents an aggregate of 5,621,845 additional shares of Common Stock available for issuance under the 2022 Plan as a result of increases pursuant to an "evergreen" provision contained in the 2022 Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on the OTCQB Marketplace on June 15, 2026, which was $0.2644 per share.